LONG-TERM LOANS (Narrative) (Details) - Loan Agreement With BlackRock EMEA Venture and Growth Lending [Member] - USD ($)	1 Months Ended			13 Months Ended
	Nov. 30, 2024	Apr. 30, 2024	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement			$ 40,000,000
Amount of intellectual property and cash balance					$ 10,000
Repayment of loan	$ 16,500
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees				9.50%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees				11.00%
First tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement			10,000,000
Second tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement		$ 20,000,000	20,000,000
Third Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement			$ 10,000,000